Fair value measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 57,423,253,583	$ 48,456,994,446
Total liabilities measured at fair value	2,905,882	2,699,765
Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total liabilities measured at fair value	2,266,572	2,177,263
Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	468,317	786,901
Total liabilities measured at fair value	639,310	522,502
Total fair value, excluding NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	19,793,954,762	16,625,037,910
Total fair value, excluding NAV | Total equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	15,813,948,903	13,121,620,085
Total fair value, excluding NAV | JPMorgan Chase & Co.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,658,411,527	8,402,328,583
Total fair value, excluding NAV | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,155,537,376	4,719,291,502
Total fair value, excluding NAV | Corporate debt and asset-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,484,139,652	2,172,643,358
Total fair value, excluding NAV | U.S. federal, state, local and non-U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	775,665,981	717,344,174
Total fair value, excluding NAV | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	278,860,861	280,632,902
Total fair value, excluding NAV | Money market funds and other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	440,871,048	332,010,490
Total fair value, excluding NAV | Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	468,317	786,901
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	17,055,545,012	14,325,374,045
Total liabilities measured at fair value	2,266,572	2,177,263
Level 1 | Total equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	15,813,948,903	13,121,620,085
Level 1 | JPMorgan Chase & Co.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,658,411,527	8,402,328,583
Level 1 | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,155,537,376	4,719,291,502
Level 1 | Corporate debt and asset-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | U.S. federal, state, local and non-U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	703,521,693	702,331,202
Level 1 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	166,572,811	194,539,161
Total liabilities measured at fair value	2,266,572	2,177,263
Level 1 | Money market funds and other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	371,501,605	306,883,597
Level 1 | Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Total liabilities measured at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,738,409,750	2,299,663,865
Total liabilities measured at fair value	639,310	522,502
Level 2 | Total equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | JPMorgan Chase & Co.
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Other equity securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Corporate debt and asset-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,484,139,652	2,172,643,358
Level 2 | U.S. federal, state, local and non-U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	72,144,288	15,012,972
Level 2 | Mortgage-backed securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	112,288,050	86,093,741
Total liabilities measured at fair value	0	0
Level 2 | Money market funds and other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	69,369,443	25,126,893
Level 2 | Derivatives
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	468,317	786,901
Total liabilities measured at fair value	639,310	522,502
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 37,629,298,821	$ 31,831,956,536